Waddell & Reed
                    Advisors
                    Bond
                    Fund, Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        15     Statement of Assets and Liabilities

        16     Statement of Operations

        17     Statement of Changes in Net Assets

        18     Financial Highlights

        22     Notes to Financial Statements

        28     Independent Auditors' Report

        29     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Bond Fund current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF BOND FUND
March 31, 2001


Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY OF BOND FUND
----------------------------------------------------------------------
Bond Fund

GOAL
To seek a reasonable return with emphasis on preservation of capital.

STRATEGY
Invests primarily in domestic debt securities usually of investment grade.

Founded
1964

Scheduled Dividend Frequency
Monthly

Portfolio Strategy
Corporate and government bonds.
Maximum 10% of assets in non-debt securities.

Performance Summary -- Class A Shares
        Per Share Data
For the Six Months Ended March 31, 2001
---------------------------------------

Dividends paid                   $0.18
                                 =====

Net asset value on
  03-31-01                       $6.21
  09-30-00                        6.01
                                ------
Change per share                 $0.20
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF BOND FUND
----------------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-01     3.12%        9.41%           4.48%         8.48%
 5-year period
  ended 3-31-01     5.35%        6.61%            ---           ---
10-year period
  ended 3-31-01     7.31%        7.95%            ---           ---
Since inception
  of Class (F)       ---          ---            4.49%         6.97%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)9-9-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-01     8.40%        9.74%
 5-year period
  ended 3-31-01      ---         6.86%
10-year period
  ended 3-31-01      ---          ---
Since inception
  of Class (D)      6.91%        6.75%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)9-9-99 for Class C shares and 6-19-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF BOND FUND
----------------------------------------------------------------------
Portfolio Highlights

On March 31, 2001, Waddell & Reed Advisors Bond Fund had net assets totaling $547,476,767 invested in a diversified portfolio of:

   97.44% Bonds
    2.56% Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Bond Fund, for every $100 you had invested on March 31, 2001, your Fund owned:

Bonds:
 Corporate                 $53.40
 U.S. Government            36.74
 Other Government            7.30
Cash and Cash Equivalents    2.56

THE INVESTMENTS OF BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.14%
 Procter & Gamble Company (The),
   8.0%, 9-1-24 ..........................   $10,000   $ 11,707,000
                                                      -------------

Communication - 3.47%
 BellSouth Capital Funding Corporation,
   7.875%, 2-15-30 .......................     1,875      2,015,869
 Cox Trust II,
   7.0%, 8-16-04 .........................     2,500      2,531,750
 Deutsche Telekom International Finance B.V.,
   8.25%, 6-15-30 ........................     4,000      3,837,160
 Jones Intercable, Inc.,
   9.625%, 3-15-02 .......................     2,500      2,596,275
 Tele-Communications, Inc.,
   8.35%, 2-15-05 ........................     7,500      8,020,950
                                                      -------------
                                                         19,002,004
                                                      -------------

Depository Institutions - 8.78%
 AmSouth Bancorporation,
   6.75%, 11-1-25 ........................     6,500      6,647,875
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-05 ........................     1,500      1,492,500
 First Union Corporation,
   6.824%, 8-1-26 ........................     7,500      7,775,550
 ING Groep N.V.,
   5.5%, 5-11-05 (A) .....................  EUR4,000      3,619,614
 Kansallis-Osake-Pankki,
   10.0%, 5-1-02 .........................   $ 6,000      6,278,520
 NationsBank Corporation,
   8.57%, 11-15-24 .......................     5,000      5,702,400
 SouthTrust Bank of Alabama, National Association,
   7.69%, 5-15-25 ........................     9,750     10,212,443
 Sovereign Bancorp, Inc.,
   8.0%, 3-15-03 .........................     2,000      1,977,500
 Wachovia Corporation,
   6.605%, 10-1-25 .......................     4,250      4,371,762
                                                      -------------
                                                         48,078,164
                                                      -------------


                See Notes to Schedule of Investments on page 14.

THE INVESTMENTS OF BOND FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 5.82%
 California Infrastructure and Economic Development
   Bank, Special Purpose Trust:
   PG&E-1,
   6.42%, 9-25-08 ........................   $ 5,000    $ 5,145,200
   SCE-1,
   6.38%, 9-25-08 ........................     5,000      5,115,600
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-05 .........................     4,000      4,123,480
 Entergy Arkansas, Inc.,
   7.5%, 8-1-07 ..........................     3,750      3,845,400
 Korea Electric Power Corporation,
   6.375%, 12-1-03 .......................     2,500      2,488,550
 Niagara Mohawk Power Corporation,
   7.375%, 7-1-03 ........................     4,159      4,293,566
 TXU Eastern Funding Company,
   6.45%, 5-15-05 ........................     3,250      3,242,297
 Union Electric Co.,
   8.25%, 10-15-22 .......................     3,500      3,631,355
                                                      -------------
                                                         31,885,448
                                                      -------------

Electronic and Other Electric Equipment - 1.58%
 Motorola, Inc.,
   8.4%, 8-15-31 .........................     8,500      8,628,435
                                                      -------------

Food and Kindred Products - 2.07%
 Anheuser-Busch Companies, Inc.,
   7.0%, 9-1-05 ..........................     3,000      3,080,700
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................     5,500      5,691,455
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-06 ........................     2,500      2,581,250
                                                      -------------
                                                         11,353,405
                                                      -------------

General Merchandise Stores - 1.10%
 Fred Meyer, Inc.,
   7.45%, 3-1-08 .........................     5,750      6,006,507
                                                      -------------

Health Services - 1.22%
 HCA - The Healthcare Company,
   8.75%, 9-1-10 .........................     1,500      1,605,000
 Tenet Healthcare Corporation,
   7.875%, 1-15-03 .......................     5,000      5,068,750
                                                      -------------
                                                          6,673,750
                                                      -------------


                See Notes to Schedule of Investments on page 14.

THE INVESTMENTS OF BOND FUND
March 31, 2001                             Principal
                                           Amount in
CORPORATE DEBT SECURITIES (Continued)      Thousands        Value
Holding and Other Investment Offices - 2.32%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-05 .........................   $ 3,000    $ 3,029,970
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07.......................     3,500      2,966,250
 NBD Bank, National Association,
   8.25%, 11-1-24 ........................     6,000      6,700,500
                                                      -------------
                                                         12,696,720
                                                      -------------

Industrial Machinery and Equipment - 1.13%
 Coltec Industries Inc.,
   7.5%, 4-15-08 .........................     2,500      2,584,750
 International Business Machines Corporation,
   5.375%, 3-31-05 (A) ...................  EUR4,000      3,591,639
                                                      -------------
                                                          6,176,389
                                                      -------------

Insurance Carriers - 0.00%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-00 (B) ....................   $   150         12,375
                                                      -------------

Nondepository Institutions - 13.78%
 Asset Securitization Corporation,
   7.49%, 4-14-29 ........................     6,000      6,393,900
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-04 .........................     3,500      3,521,875
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-10 (C) ....................     8,500      7,129,375
 Chase Manhattan - First Union Commercial
   Mortgage Trust,
   7.439%, 7-15-09 .......................     7,500      8,005,125
 Countrywide Home Loans, Inc.,
   6.5%, 8-25-29 .........................     7,711      7,677,585
 First Union National Bank Commercial Mortgage,
   7.841%, 3-15-10 .......................     7,500      8,167,875
 General Motors Acceptance Corporation:
   5.5%, 2-2-05 (A) ......................  EUR3,750      3,310,381
   8.875%, 6-1-10 ........................   $ 5,500      6,234,360
 IMC Home Equity Loan Trust,
   6.9%, 1-20-22 .........................     4,500      4,582,935
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-10 (C) ...................     3,750      3,684,375
 Residential Accredit Loans, Inc.,
   7.25%, 3-25-31 ........................    10,000     10,079,700
 Residential Asset Securities Corporation,
   8.0%, 10-25-24 ........................     1,344      1,363,076
 Westinghouse Electric Corporation,
   8.875%, 6-14-14 .......................     4,500      5,320,215
                                                      -------------
                                                         75,470,777
                                                      -------------


                See Notes to Schedule of Investments on page 14.

THE INVESTMENTS OF BOND FUND
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 2.11%
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-02 ........................    $  165    $   169,201
 Ocean Energy, Inc.,
   8.375%, 7-1-08 ........................     3,500      3,701,985
 Oryx Energy Company,
   10.0%, 4-1-01 .........................     3,500      3,500,000
 Pemex Project Funding Master Trust,
   8.5%, 2-15-08 (C) .....................     4,200      4,179,000
                                                      -------------
                                                         11,550,186
                                                      -------------

Paper and Allied Products - 1.96%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-02 ........................     4,500      4,655,475
 Champion International Corporation,
   6.4%, 2-15-26 .........................     6,100      6,099,695
                                                      -------------
                                                         10,755,170
                                                      -------------

Petroleum and Coal Products - 0.74%
 YPF Sociedad Anoima,
   8.0%, 2-15-04 .........................     4,000      4,046,160
                                                      -------------

Printing and Publishing - 1.18%
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ..........................     6,500      6,447,740
                                                      -------------

Railroad Transportation - 0.93%
 CSX Corporation,
   6.95%, 5-1-27 .........................     5,000      5,076,650
                                                      -------------

Security and Commodity Brokers - 1.01%
 Salomon Inc.,
   3.65%, 2-14-02 ........................     5,000      5,539,100
                                                      -------------

Stone, Clay and Glass Products - 1.49%
 CEMEX, S.A. de C.V.,
   8.625%, 7-18-03 (C) ...................     3,500      3,605,000
 Owens-Illinois, Inc.,
   7.15%, 5-15-05.........................     3,250      2,600,000
 USG Corporation,
   9.25%, 9-15-01 ........................     2,000      1,960,000
                                                      -------------
                                                          8,165,000
                                                      -------------


                See Notes to Schedule of Investments on page 14.

THE INVESTMENTS OF BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Transportation Equipment - 0.03%
 Federal-Mogul Corporation,
   7.75%, 7-1-06 .........................   $ 1,000    $   140,000
                                                      -------------

Transportation Services - 0.22%
 TOLLROAD INVESTMENT PARTNERSHIP
   SERIES II,
   0.0%, 2-15-09 (C) .....................     2,000      1,210,000
                                                      -------------

United States Postal Service - 0.32%
 Postal Square Limited Partnership,
   6.5%, 6-15-22 .........................     1,649      1,729,699
                                                      -------------

TOTAL CORPORATE DEBT SECURITIES - 53.40%               $292,350,679
 (Cost: $291,891,216)

OTHER GOVERNMENT SECURITIES
Canada - 5.77%
 Hydro-Quebec:
   8.05%, 7-7-24 .........................     9,000     10,394,460
   8.4%, 3-28-25 .........................     5,150      6,144,310
 Province de Quebec:
   7.14%, 2-27-26 ........................     9,200      9,730,196
   6.29%, 3-6-26 .........................     5,000      5,328,800
                                                      -------------
                                                         31,597,766
                                                      -------------

Korea - 0.46%
 Korea Development Bank (The),
   7.9%, 2-1-02 ..........................     2,500      2,541,775
                                                      -------------

Supranational - 1.07%
 Inter-American Development Bank,
   8.4%, 9-1-09 ..........................     5,000      5,843,050
                                                      -------------

TOTAL OTHER GOVERNMENT SECURITIES - 7.30%               $39,982,591
 (Cost: $36,491,588)


                See Notes to Schedule of Investments on page 14.

THE INVESTMENTS OF BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   4.5%, 3-15-04 (A) .....................  EUR4,250     $3,747,859
   7.0%, 7-15-05 .........................   $ 8,000      8,552,480
   5.25%, 1-15-06 ........................     7,000      7,007,630
   6.875%, 9-15-10 .......................     7,000      7,570,920
   6.5%, 9-25-18 .........................     3,000      3,061,860
   6.25%, 1-15-21 ........................    12,000     12,206,160
   9.0%, 6-1-27 ..........................     6,072      6,482,949
   6.5%, 8-15-28 .........................     1,856      1,858,917
   7.5%, 3-15-29 .........................     4,000      4,152,480
   7.5%, 9-15-29 .........................     1,678      1,797,043
 Federal National Mortgage Association:
   8.25%, 11-1-04 ........................     1,785      1,815,376
   6.09%, 4-1-09 .........................     4,400      4,410,924
   0.0%, 2-12-18 .........................     4,500      1,510,245
   7.0%, 9-25-20 .........................     2,000      2,036,860
   6.5%, 8-25-21 .........................     2,500      2,523,425
   7.0%, 6-1-24 ..........................     5,312      5,377,256
   6.0%, 12-1-28 .........................     6,059      5,907,576
   6.5%, 1-1-30 ..........................     6,313      6,287,523
   6.5%, 7-1-30 ..........................     6,752      6,724,111
 Government National Mortgage Association:
   8.0%, 11-15-17 ........................     6,025      6,346,714
   7.5%, 7-15-23 .........................     2,367      2,426,203
   7.5%, 12-15-23 ........................     2,601      2,665,816
   8.0%, 9-15-25 .........................     3,507      3,619,739
   7.0%, 7-20-27 .........................       217        219,889
   7.0%, 9-20-27 .........................     3,429      3,467,385
   7.5%, 7-15-29 .........................     3,920      4,017,602
   7.75%, 10-15-31 .......................     1,945      2,005,567
 Tennessee Valley Authority,
   5.88%, 4-1-36 .........................     5,500      5,709,550
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust:
   2000-1 Class 2-C,
   7.25%, 11-15-21 .......................     2,250      2,332,260
   2000-2 Class 2-D,
   7.5%, 9-15-26 .........................     4,500      4,703,895
 United States Treasury:
   7.5%, 2-15-05 .........................    10,000     11,032,800
   6.5%, 8-15-05 .........................    15,000     16,132,050
   7.0%, 7-15-06 .........................     7,000      7,756,840
   6.5%, 2-15-10 .........................    10,750     11,875,417
   11.25%, 2-15-15 .......................    10,250     16,062,058
   6.125%, 11-15-27 ......................     7,250      7,735,967
                                                      -------------

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 36.74%                                   $201,141,346
 (Cost: $196,084,379)


                See Notes to Schedule of Investments on page 14.

THE INVESTMENTS OF BOND FUND
March 31, 2001

                                                            Value

TOTAL SHORT-TERM SECURITIES - 5.31%                    $ 29,046,049
 (Cost: $29,046,049)

TOTAL INVESTMENT SECURITIES - 102.75%                  $562,520,665
 (Cost: $553,512,232)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.75%)     (15,043,898)

NET ASSETS - 100.00%                                   $547,476,767


Notes to Schedule of Investments

 (A) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR -- Euro).

(B) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the total value of these securities amounted to $19,807,750 or 3.62% of net assets.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
BOND FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities -- at value
   (Notes 1 and 3) ...............................       $562,521
 Cash   ..........................................              8
 Receivables:
   Dividends and interest ........................          6,825
   Fund shares sold ..............................          2,326
 Prepaid insurance premium  ......................             15
                                                         --------
    Total assets  ................................        571,695
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ...................         23,957
 Accrued service fee (Note 2)  ...................             92
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................             88
 Accrued distribution fee (Note 2)  ..............             18
 Accrued management fee (Note 2)  ................             16
 Accrued accounting services fee (Note 2)  .......              7
 Other  ..........................................             40
                                                         --------
    Total liabilities  ...........................         24,218
                                                         --------
      Total net assets ...........................       $547,477
NET ASSETS                                               ========
 $1.00 par value capital stock
   Capital stock .................................       $ 88,188
   Additional paid-in capital ....................        470,848
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income            180
   Accumulated undistributed net realized
    loss on investment transactions  .............        (20,741)
   Net unrealized appreciation in value of
    investments  .................................          9,002
                                                         --------
    Net assets applicable to outstanding
      units of capital ...........................       $547,477
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ........................................          $6.21
 Class B  ........................................          $6.21
 Class C  ........................................          $6.21
 Class Y  ........................................          $6.21
Capital shares outstanding
 Class A  ........................................         84,913
 Class B  ........................................          2,128
 Class C  ........................................            529
 Class Y  ........................................            618
Capital shares authorized ........................        240,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
BOND FUND
For the Six Months Ended March 31, 2001
(In Thousands)


INVESTMENT INCOME
  Interest and amortization (Note 1B) ............        $17,683
                                                         --------
  Expenses (Note 2):
     Investment management fee ...................          1,364
     Service fee:
       Class A  ..................................            580
       Class B ...................................             11
       Class C ...................................              3
     Transfer agency and dividend disbursing:
       Class A ...................................            469
       Class B ...................................             13
       Class C ...................................              3
     Distribution fee:
       Class A ...................................             51
       Class B ...................................             34
       Class C ...................................              8
     Accounting services fee .....................             36
     Audit fees ..................................              9
     Custodian fees ..............................              9
     Legal fees ..................................              3
     Shareholder servicing - Class Y .............              3
     Other .......................................             55
                                                         --------
       Total expenses  ...........................          2,651
                                                         --------
          Net investment income ..................         15,032
                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net gain on securities  ...............            434
  Realized net loss on foreign
     currency transactions .......................             (8)
                                                         --------
     Realized net gain on investments ............            426
  Unrealized appreciation in value of securities
     during the period ...........................         16,438
                                                         --------
      Net gain on investments ....................         16,864
                                                         --------
          Net increase in
           net assets resulting
            from operations ......................        $31,896
                                                         ========

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
BOND FUND
 (In Thousands)

                                      For the    For the   For the
                                        six       fiscal    fiscal
                                      months      period      year
                                       ended       ended     ended
                                      3-31-01    9-30-00  12-31-99
                                     ---------  --------- --------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income ........    $15,032   $22,085  $ 30,664
     Realized net gain (loss)
       on investments  ............        426    (2,108)     (593)
     Unrealized appreciation
       (depreciation)  ............     16,438     5,399   (36,307)
                                      --------  --------  --------
       Net increase (decrease) in net
          assets resulting
          from operations .........     31,896    25,376    (6,236)
                                      --------  --------  --------
  Distributions to shareholders
     from net investment income (Note 1D):*
     Class A ......................    (14,893)  (21,557)  (30,472)
     Class B ......................       (225)     (158)       (9)
     Class C ......................        (51)      (28)       (1)
     Class Y ......................       (108)     (129)     (148)
                                      --------  --------  --------
                                       (15,277)  (21,872)  (30,630)
                                      --------  --------  --------
  Capital share transactions (Note 5)   26,749    (4,889)  (14,788)
                                      --------  --------  --------
     Total increase (decrease)          43,368    (1,385)  (51,654)
NET ASSETS
  Beginning of period  ............    504,109   505,494   557,148
                                      --------  --------  --------
  End of period  ..................   $547,477  $504,109  $505,494
                                      ========  ========  ========
     Undistributed net investment
       income  ....................       $180      $433      $237
                                          ====      ====      ====

                 *See "Financial Highlights" on pages 18 - 21.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the   For the
                      six    fiscal
                   months    period  For the fiscal year ended December 31,
                    ended     ended  ------------------------------------------
                   3-31-01  9-30-00   1999    1998   1997    1996   1995
                 ---------- -------  -----   -----  -----   -----  -----
Net asset value,
 beginning of period $6.01  $5.97   $6.39  $6.32   $6.14  $6.34   $5.62
                      ----    ----   ----    ----   ----    ----   ----
Income (loss) from investment
 operations:
 Net investment income 0.18   0.27    0.35   0.38    0.39   0.39   0.40
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.20    0.04  (0.42)   0.07   0.19   (0.20)  0.72
                      ----    ----   ----    ----   ----    ----   ----
Total from investment
 operations  .......   0.38    0.31  (0.07)   0.45   0.58    0.19   1.12
                      ----    ----   ----    ----   ----    ----   ----
Less distributions from
 net investment income (0.18) (0.27)  (0.35) (0.38)  (0.40) (0.39) (0.40)
                      ----    ----   ----    ----   ----    ----   ----
Net asset value,
 end of period  ....  $6.21   $6.01  $5.97   $6.39  $6.32   $6.14  $6.34
                     =====   =====  =====   =====  =====   =====  =====
Total return* ......   6.38%   5.24% -1.08%   7.27%  9.77%   3.20% 20.50%
Net assets, end of
 period (in
 millions)  ........   $527    $493   $501    $551   $524    $519     $563
Ratio of expenses to
 average net assets    1.00%**1.02%** 0.95%  0.84%   0.77%  0.77%  0.74%
Ratio of net investment
 income to average
 net assets  .......   5.80%** 6.00%**5.72%   5.88%  6.34%   6.34%  6.54%
Portfolio turnover
 rate  .............  16.88%  23.21% 34.12%  33.87% 35.08%  55.74% 66.38%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                   For the         For the         period
                       six          fiscal           from
                    months          period        9-9-99*
                     ended           ended        through
                   3-31-01         9-30-00        12-31-99
                  ---------        ---------      -------
Net asset value,
 beginning of period $6.01          $5.97          $6.05
                      ----           ----           ----
Income (loss) from investment
 operations:
 Net investment income 0.15           0.23           0.10
 Net realized and
   unrealized gain (loss)
   on investments ..   0.20           0.04          (0.08)
                      ----           ----           ----
Total from investment
 operations  .......   0.35           0.27           0.02
                      ----           ----           ----
Less distributions from
 net investment income(0.15)         (0.23)         (0.10)
                      ----           ----           ----
Net asset value,
 end of period  ....  $6.21          $6.01          $5.97
                      ====           ====           ====
Total return .......   5.93%          4.56%          0.30%
Net assets, end of
 period (in
 millions)  ........    $13             $7             $2
Ratio of expenses to
 average net assets    1.86%**        1.90%**        1.91%**
Ratio of net investment
 income to average
 net assets  .......   4.91%**        5.12%**        4.93%**
Portfolio turnover
 rate  .............  16.88%         23.21%         34.12%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                   For the         For the         period
                       six          fiscal           from
                    months          period        9-9-99*
                     ended           ended        through
                   3-31-01         9-30-00        12-31-99
                  ---------        ---------      -------
Net asset value,
 beginning of period $6.01          $5.96          $6.05
                      ----           ----           ----
Income (loss) from investment
 operations:
 Net investment income 0.15           0.22           0.10
 Net realized and
   unrealized gain (loss)
   on investments ..   0.20           0.05          (0.09)
                      ----           ----           ----
Total from investment
 operations  .......   0.35           0.27           0.01
                      ----           ----           ----
Less distributions from
 net investment income(0.15)         (0.22)         (0.10)
                      ----           ----           ----
Net asset value,
 end of period  ....  $6.21          $6.01          $5.96
                      ====           ====           ====
Total return .......   5.91%          4.64%          0.13%
Net assets, end of
 period (in
 thousands)  ....... $3,285         $1,382           $289
Ratio of expenses to
 average net assets    1.88%**        1.95%**        1.98%**
Ratio of net investment
 income to average
 net assets  .......   4.87%**        5.07%**        4.87%**
Portfolio turnover
 rate  .............  16.88%         23.21%         34.12%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                   For theFor the
                       six fiscal       For the fiscal year      For the
                    months period        ended December 31,  period from
                     ended  ended-------------------------------- 6-19-95* to
                   3-31-01  9-30-00   1999    1998   1997    1996 12-31-95
                   -------  -------  -----   -----  -----    ---- ---------
Net asset value,
 beginning of period $6.01  $5.97   $6.39  $6.32   $6.14  $6.34   $6.11
                      ----    ----   ----    ----   ----    ----   ----
Income (loss) from investment
 operations:
 Net investment income 0.18   0.28    0.40   0.39    0.42   0.40   0.21
 Net realized and
   unrealized gain (loss)
   on investments ..   0.21    0.04  (0.45)   0.07   0.17   (0.20)  0.22
                      ----    ----   ----    ----   ----    ----   ----
Total from investment
 operations  .......   0.39    0.32  (0.05)   0.46   0.59    0.20   0.43
                      ----    ----   ----    ----   ----    ----   ----
Less distributions from
 net investment income(0.19) (0.28)  (0.37) (0.39)  (0.41) (0.40)  (0.20)
                      ----    ----   ----    ----   ----    ----   ----
Net asset value,
 end of period  ....  $6.21   $6.01  $5.97   $6.39  $6.32   $6.14  $6.34
                      ====    ====   ====    ====   ====    ====   ====
Total return .......   6.54%   5.47% -0.81%   7.54%  9.91%   3.35%  7.20%
Net assets, end of
 period (in
 millions)  ........     $4      $3     $2      $6     $5     $12     $3
Ratio of expenses to
 average net assets    0.73%**0.72%** 0.69%  0.61%   0.64%  0.62%   0.63%**
Ratio of net investment
 income to average
 net assets  .......   6.07%** 6.30%**6.00%   6.10%  6.48%   6.52%  6.41%**
Portfolio turnover
 rate  .............  16.88%  23.21% 34.12%  33.87% 35.08%  55.74% 66.38%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Bond Fund (the "Fund) is one of those mutual funds and is the only fund included in these financial statements. Its investment objective is to provide a reasonable return with emphasis on preservation of capital, by investing primarily in domestic debt securities usually of investment grade bonds. Effective for the fiscal period ended September 30, 2000, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to September 30 from December 31. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $853,536. During the period ended March 31, 2001, W&R received $5,808 and $1,299 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $513,781 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $7,625, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $42,477,710, while proceeds from maturities and sales aggregated $22,578,544. Purchases of short-term securities and U.S. Government obligations aggregated $1,360,634,418 and $78,696,800, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government obligations aggregated $1,340,888,891 and $60,075,966, respectively.

     For Federal income tax purposes, cost of investments owned at March 31, 2001 was $553,560,683, resulting in net unrealized appreciation of $8,959,982, of which $16,015,665 related to appreciated securities and $7,055,683 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital losses of $2,794,914 during the fiscal period ended September 30, 2000, which included the effect of certain losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $21,109,845 at September 30, 2000, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $18,234,028 at September 30, 2002; $80,903 at September 30, 2003; and $2,794,914 at September 30, 2008.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). During the fiscal period ended September 30, 2000, the Fund recognized post-October losses of $655,692 that had been deferred from the year ended December 31, 1999.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the       For the
                         six months fiscal period        fiscal
                              ended         ended    year ended
                          March 31, September 30,  December 31,
                               2001          2000          1999
                        -----------   -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............       86,729        90,616        74,231
 Class B .............        1,115           900           333
 Class C .............          369           209            62
 Class Y  ............          153           166           357
Shares issued from
 reinvestment of dividends:
 Class A  ............        2,187         3,236         4,402
 Class B .............           36            26             1
 Class C .............            8             5           ---*
 Class Y  ............           15            19            23
Shares redeemed:
 Class A  ............      (85,964)      (95,812)      (80,926)
 Class B .............         (153)          (86)          (45)
 Class C .............          (78)          (32)          (14)
 Class Y  ............          (79)         (107)         (917)
                             ------        ------        ------
Increase (decrease) in outstanding
 capital shares ......        4,338          (860)       (2,493)
                             ======        ======        ======
Value issued from sale
 of shares:
 Class A  ............     $532,504      $540,696      $455,677
 Class B .............        6,863         5,367         2,000
 Class C .............        2,267         1,247           372
 Class Y  ............          936           993         2,207
Value issued from
 reinvestment of dividends:
 Class A  ............       13,343        19,277        27,368
 Class B .............          219           157             9
 Class C .............           50            28             1
 Class Y  ............           93           113           141
Value redeemed:
 Class A  ............     (527,621)     (571,422)     (496,408)
 Class B .............         (940)         (515)         (266)
 Class C .............         (477)         (193)          (81)
 Class Y  ............         (488)         (637)       (5,808)
                           --------      --------      --------
Increase (decrease) in outstanding
 capital  ............      $26,749       $(4,889)     $(14,788)
                           ========      ========      ========
*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Bond Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Bond Fund (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended March 31, 2000, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and each of the five fiscal years in the period ended March 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Bond Fund as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended December 31, 1999, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and each of the five fiscal years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

CORPORATION DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

SELECTED CORPORATION OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds


Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.







FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1020SA(3-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.